UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

CLEARBRIDGE

VARIABLE MID CAP

PORTFOLIO

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Variable Mid Cap Portfolio for the six-month reporting period ended June 30, 2019. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	ClearBridge Variable Mid Cap Portfolio

Performance review

For the six months ended June 30, 2019, Class I shares of ClearBridge Variable Mid Cap Portfolio1 returned 21.94%. The Portfolio’s unmanaged benchmark, the Russell Midcap Index2 returned 21.35% for the same period. The Lipper Variable Mid-Cap Core Funds Category Average3 returned 18.73% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
ClearBridge Variable Mid Cap Portfolio:
Class I	21.94%
Class II	21.82%
Russell Midcap Index	21.35%
Lipper Variable Mid-Cap Core Funds Category Average	18.73%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.86% and 1.11%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.85% for Class I shares and 1.10% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 53 funds in the Portfolio’s Lipper category.

ClearBridge Variable Mid Cap Portfolio	III

Performance review (cont’d)

annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: The Portfolio invests in equity securities, which are subject to price and market fluctuations. Mid-cap stocks may be more volatile than large-cap stocks. Foreign investments are subject to special risks, including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	ClearBridge Variable Mid Cap Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2019 and December 31, 2018. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	21.94%	$1,000.00	$1,219.40	0.85%	$4.68	Class I	5.00%	$1,000.00	$1,020.58	0.85%	$4.26
Class II	21.82	1,000.00	1,218.20	1.10	6.05	Class II	5.00	1,000.00	1,019.34	1.10	5.51

2	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

ClearBridge Variable Mid Cap Portfolio

Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 3.1%
Entertainment — 3.1%
Live Nation Entertainment Inc.	80,200	$5,313,250	*
World Wrestling Entertainment Inc., Class A Shares	13,000	938,730
Total Communication Services		6,251,980
Consumer Discretionary — 14.1%
Auto Components — 1.7%
Aptiv PLC	43,100	3,483,773
Diversified Consumer Services — 1.9%
Service Corp. International	83,000	3,882,740
Hotels, Restaurants & Leisure — 1.7%
Vail Resorts Inc.	16,000	3,570,880
Internet & Direct Marketing Retail — 2.0%
Expedia Group Inc.	31,300	4,163,839
Leisure Products — 2.0%
Hasbro Inc.	37,700	3,984,136
Specialty Retail — 4.8%
Carvana Co.	44,100	2,760,219	*
Foot Locker Inc.	59,700	2,502,624
Ross Stores Inc.	44,600	4,420,752
Total Specialty Retail		9,683,595
Total Consumer Discretionary		28,768,963
Consumer Staples — 4.1%
Food & Staples Retailing — 4.1%
Casey’s General Stores Inc.	30,700	4,788,893
US Foods Holding Corp.	97,500	3,486,600	*
Total Consumer Staples		8,275,493
Energy — 3.1%
Energy Equipment & Services — 1.4%
Apergy Corp.	40,600	1,361,724	*
Core Laboratories NV	28,600	1,495,208
Total Energy Equipment & Services		2,856,932
Oil, Gas & Consumable Fuels — 1.7%
Pioneer Natural Resources Co.	23,300	3,584,938
Total Energy		6,441,870
Financials — 12.1%
Banks — 3.8%
First Republic Bank	41,000	4,003,650
Western Alliance Bancorp	83,100	3,716,232	*
Total Banks		7,719,882

See Notes to Financial Statements.

4	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

ClearBridge Variable Mid Cap Portfolio

Security	Shares	Value
Insurance — 6.1%
Arch Capital Group Ltd.	113,500	$4,208,580	*
Hartford Financial Services Group Inc.	68,700	3,827,964
Progressive Corp.	53,400	4,268,262
Total Insurance		12,304,806
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
Starwood Property Trust Inc.	200,100	4,546,272
Total Financials		24,570,960
Health Care — 12.8%
Biotechnology — 3.4%
Alexion Pharmaceuticals Inc.	24,300	3,182,814	*
BioMarin Pharmaceutical Inc.	44,600	3,819,990	*
Total Biotechnology		7,002,804
Health Care Equipment & Supplies — 1.5%
Varian Medical Systems Inc.	23,000	3,130,990	*
Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	35,800	3,052,308
Premier Inc., Class A Shares	59,000	2,307,490	*
WellCare Health Plans Inc.	7,400	2,109,518	*
Total Health Care Providers & Services		7,469,316
Life Sciences Tools & Services — 4.2%
Bio-Rad Laboratories Inc., Class A Shares	10,200	3,188,418	*
ICON PLC	19,500	3,002,415	*
Syneos Health Inc.	44,600	2,278,614	*
Total Life Sciences Tools & Services		8,469,447
Total Health Care		26,072,557
Industrials — 17.1%
Aerospace & Defense — 4.6%
L3 Technologies Inc.	4,500	1,103,265
L3 Harris Technologies Inc.	23,900	4,520,207
Teledyne Technologies Inc.	13,300	3,642,471	*
Total Aerospace & Defense		9,265,943
Airlines — 1.7%
Alaska Air Group Inc.	53,900	3,444,749
Building Products — 0.9%
Masonite International Corp.	35,600	1,875,408	*
Commercial Services & Supplies — 1.7%
Waste Connections Inc.	35,900	3,431,322

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2019

ClearBridge Variable Mid Cap Portfolio

Security	Shares	Value
Electrical Equipment — 3.1%
AMETEK Inc.	39,600	$3,597,264
Rockwell Automation Inc.	17,200	2,817,876
Total Electrical Equipment		6,415,140
Machinery — 2.6%
Ingersoll-Rand PLC	41,500	5,256,805
Road & Rail — 1.1%
Old Dominion Freight Line Inc.	14,800	2,209,048
Trading Companies & Distributors — 1.4%
Air Lease Corp.	69,900	2,889,666
Total Industrials		34,788,081
Information Technology — 18.9%
Electronic Equipment, Instruments & Components — 5.2%
CDW Corp.	48,400	5,372,400
IPG Photonics Corp.	15,100	2,329,175	*
Keysight Technologies Inc.	30,800	2,766,148	*
Total Electronic Equipment, Instruments & Components		10,467,723
IT Services — 0.9%
Amdocs Ltd.	30,300	1,881,327
Semiconductors & Semiconductor Equipment — 4.2%
Lam Research Corp.	17,000	3,193,280
Xilinx Inc.	46,000	5,424,320
Total Semiconductors & Semiconductor Equipment		8,617,600
Software — 7.5%
Aspen Technology Inc.	36,700	4,561,076	*
Autodesk Inc.	18,100	2,948,490	*
Box Inc., Class A Shares	103,700	1,826,157	*
Palo Alto Networks Inc.	14,500	2,954,520	*
Splunk Inc.	24,000	3,018,000	*
Total Software		15,308,243
Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp.	46,000	2,187,300
Total Information Technology		38,462,193
Materials — 1.8%
Chemicals — 1.0%
Methanex Corp.	47,200	2,145,712
Containers & Packaging — 0.8%
Ardagh Group SA	89,300	1,562,750
Total Materials		3,708,462

See Notes to Financial Statements.

6	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

ClearBridge Variable Mid Cap Portfolio

Security		Shares	Value
Real Estate — 6.0%
Equity Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities Inc.		34,100	$4,811,169
Liberty Property Trust		51,400	2,572,056
Vornado Realty Trust		29,100	1,865,310
Total Equity Real Estate Investment Trusts (REITs)			9,248,535
Real Estate Management & Development — 1.4%
Jones Lang LaSalle Inc.		20,700	2,912,283
Total Real Estate			12,160,818
Utilities — 5.4%
Electric Utilities — 2.2%
Eversource Energy		58,800	4,454,688
Multi-Utilities — 3.2%
Ameren Corp.		53,900	4,048,429
DTE Energy Co.		19,500	2,493,660
Total Multi-Utilities			6,542,089
Total Utilities			10,996,777
Total Investments before Short-Term Investments (Cost — $144,054,231)			200,498,154

	Rate
Short-Term Investments — 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $2,749,650)	2.097%	2,749,650	2,749,650
Total Investments — 99.8% (Cost — $146,803,881)			203,247,804
Other Assets in Excess of Liabilities — 0.2%			351,967
Total Net Assets — 100.0%			$203,599,771

*	Non-income producing security.

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $146,803,881)	$203,247,804
Cash	21,995
Receivable for securities sold	650,389
Dividends and interest receivable	298,789
Receivable for Portfolio shares sold	105,775
Prepaid expenses	573
Total Assets	204,325,325

Liabilities:
Payable for securities purchased	423,394
Investment management fee payable	121,867
Payable for Portfolio shares repurchased	58,058
Service and/or distribution fees payable	28,078
Trustees’ fees payable	1,318
Accrued expenses	92,839
Total Liabilities	725,554
Total Net Assets	$203,599,771

Net Assets:
Par value (Note 7)	$97
Paid-in capital in excess of par value	146,884,888
Total distributable earnings (loss)	56,714,786
Total Net Assets	$203,599,771

Net Assets:
Class I	$63,069,555
Class II	$140,530,216

Shares Outstanding:
Class I	3,005,040
Class II	6,735,561

Net Asset Value:
Class I	$20.99
Class II	$20.86

See Notes to Financial Statements.

8	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Dividends	$1,306,960
Interest	52,396
Less: Foreign taxes withheld	(14,499)
Total Investment Income	1,344,857

Expenses:
Investment management fee (Note 2)	691,824
Service and/or distribution fees (Notes 2 and 5)	156,980
Fund accounting fees	34,339
Shareholder reports	18,429
Legal fees	14,556
Audit and tax fees	14,245
Trustees’ fees	5,377
Interest expense	4,224
Transfer agent fees (Note 5)	3,504
Custody fees	2,212
Insurance	1,667
Miscellaneous expenses	1,591
Total Expenses	948,948
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(7,020)
Net Expenses	941,928
Net Investment Income	402,929

Realized and Unrealized Gain on Investments and Written Options (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	1,110,921
Written options	1,918
Net Realized Gain	1,112,839
Change in Net Unrealized Appreciation (Depreciation) From Investments	30,655,849
Net Gain on Investments and Written Options	31,768,688
Increase in Net Assets From Operations	$32,171,617

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$402,929	$389,929
Net realized gain	1,112,839	2,770,575
Change in net unrealized appreciation (depreciation)	30,655,849	(25,496,539)
Increase (Decrease) in Net Assets From Operations	32,171,617	(22,336,035)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(554,879)	(3,460,356)
Decrease in Net Assets From Distributions to Shareholders	(554,879)	(3,460,356)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	47,137,829	45,966,212
Reinvestment of distributions	554,879	3,460,356
Cost of shares repurchased	(15,406,116)	(80,700,281)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	32,286,592	(31,273,713)
Increase (Decrease) in Net Assets	63,903,330	(57,070,104)

Net Assets:
Beginning of period	139,696,441	196,766,545
End of period	$203,599,771	$139,696,441

See Notes to Financial Statements.

10	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.26	$20.23	$19.07	$18.01	$18.73	$18.71

Income (loss) from operations:
Net investment income	0.06	0.08	0.08	0.10	0.08	0.08
Net realized and unrealized gain (loss)	3.73	(2.59)	2.35	1.57	0.34	1.43
Total income (loss) from operations	3.79	(2.51)	2.43	1.67	0.42	1.51

Less distributions from:
Net investment income	—	(0.10)	(0.09)	(0.16)	(0.01)	(0.06)
Net realized gains	(0.06)	(0.36)	(1.18)	(0.45)	(1.13)	(1.43)
Total distributions	(0.06)	(0.46)	(1.27)	(0.61)	(1.14)	(1.49)

Net asset value, end of period	$20.99	$17.26	$20.23	$19.07	$18.01	$18.73
Total return[3]	21.94%	(12.52)%	12.80%	9.34%	2.31%	8.12%

Net assets, end of period (000s)	$63,070	$50,796	$54,892	$44,315	$40,582	$40,079

Ratios to average net assets:
Gross expenses	0.86%[4]	0.86%	0.85%	0.87%	0.85%	0.86%
Net expenses[5]	0.85 [4,6]	0.85 [6]	0.85	0.87	0.85	0.86
Net investment income	0.60 [4]	0.40	0.42	0.55	0.42	0.43

Portfolio turnover rate	15%	36%	29%	36%	48%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 0.90%. Prior to August 3, 2015, the expense limitation was 0.95%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.17	$20.12	$18.97	$17.87	$18.65	$18.65

Income (loss) from operations:
Net investment income	0.04	0.03	0.03	0.06	0.02	0.03
Net realized and unrealized gain (loss)	3.71	(2.58)	2.34	1.56	0.34	1.42
Total income (loss) from operations	3.75	(2.55)	2.37	1.62	0.36	1.45

Less distributions from:
Net investment income	—	(0.04)	(0.04)	(0.07)	(0.01)	(0.02)
Net realized gains	(0.06)	(0.36)	(1.18)	(0.45)	(1.13)	(1.43)
Total distributions	(0.06)	(0.40)	(1.22)	(0.52)	(1.14)	(1.45)

Net asset value, end of period	$20.86	$17.17	$20.12	$18.97	$17.87	$18.65
Total return[3]	21.82%	(12.80)%	12.55%	9.11%	1.99%	7.82%

Net assets, end of period (000s)	$140,530	$88,901	$141,875	$125,380	$80,355	$109,328

Ratios to average net assets:
Gross expenses	1.11%[4]	1.11%	1.10%	1.12%	1.10%	1.10%
Net expenses[5]	1.10 [4,6]	1.10 [6]	1.10	1.12	1.10	1.10
Net investment income	0.36 [4]	0.13	0.17	0.31	0.12	0.16

Portfolio turnover rate	15%	36%	29%	36%	48%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective December 1, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to December 1, 2017, the expense limitation was 1.15%. Prior to August 3, 2015, the expense limitation was 1.25%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$200,498,154	—	—	$200,498,154
Short-Term Investments†	2,749,650	—	—	2,749,650
Total Investments	$203,247,804	—	—	$203,247,804

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends

16	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Portfolio.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.85% and 1.10%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $7,020.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any

18	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$59,112,913
Sales	27,642,954

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$146,803,881	$59,597,636	$(3,153,713)	$56,443,923

4. Derivative instruments and hedging activities

At June 30, 2019, the Portfolio did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$1,918

During the six months ended June 30, 2019, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options†	$302

†	At June 30, 2019, there were no open positions held in this derivative.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$1,313
Class II	$156,980	2,191
Total	$156,980	$3,504

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$2,525
Class II	4,495
Total	$7,020

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class I	—	$287,765
Class II	—	182,239
Total	—	$470,004

Net Realized Gains:
Class I	$170,757	$1,025,069
Class II	384,122	1,965,283
Total	$554,879	$2,990,352

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

20	ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	202,690	$3,969,068	405,788	$8,142,393
Shares issued on reinvestment	8,143	170,757	71,640	1,312,834
Shares repurchased	(149,520)	(3,010,861)	(247,146)	(4,984,306)
Net increase	61,313	$1,128,964	230,282	$4,470,921

Class II
Shares sold	2,170,124	$43,168,761	1,899,164	$37,823,819
Shares issued on reinvestment	18,423	384,122	116,654	2,147,522
Shares repurchased	(629,203)	(12,395,255)	(3,892,325)	(75,715,975)
Net increase (decrease)	1,559,344	$31,157,628	(1,876,507)	$(35,744,634)

8. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

ClearBridge Variable Mid Cap Portfolio 2019 Semi-Annual Report	21

ClearBridge

Variable Mid Cap Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

ClearBridge Variable Mid Cap Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

ClearBridge Variable Mid Cap Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Portfolio filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Variable Mid Cap Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04227 8/19 SR19-3669

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 20, 2019